Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Share premium [member]	Reverse Recapitalization Reserve [member]	Merger reserve [member]	Reserve of share-based payments [member]	Statutory reserve [member]	Capital reserve [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total equity [member]
Balance at Dec. 31, 2020	¥ 718,399	¥ (507,235)	¥ 58,989	¥ 126,164	¥ 135,343	¥ 61,266	¥ (494,068)	¥ (1,509)	¥ 97,349		¥ 97,349
IfrsStatementLineItems [Line Items]
Net loss for the period							(88,752)		(88,752)	(1,306)	(90,058)
Exchange difference on transaction of financial statements of foreign operations								585	585		585
Total comprehensive loss for the period							(88,752)	585	(88,167)	(1,306)	(89,473)
Issuance of new shares for equity financing	29,587								29,587		29,587
Warrants exercised	10,258								10,258		10,258
Share-based compensation expense	17			1,818					1,835		1,835
Balance at Dec. 31, 2021	758,261	(507,235)	58,989	127,982	135,343	61,266	(582,820)	(924)	50,862	(1,306)	49,556
IfrsStatementLineItems [Line Items]
Net loss for the period							(57,918)		(57,918)	4,274	(53,644)
Exchange difference on transaction of financial statements of foreign operations								198	198		198
Total comprehensive loss for the period							(57,918)	198	(57,720)	4,274	(53,446)
Issuance of new shares for equity financing	5,725								5,725		5,725
Share-based compensation expense	69			2,111					2,180		2,180
Additional paid in capital										2,450	2,450
Balance at Dec. 31, 2022	764,055	(507,235)	58,989	130,093	135,343	61,266	(640,738)	(726)	1,047	5,418	6,465
IfrsStatementLineItems [Line Items]
Net loss for the period							(14,340)		(14,340)	(119)	(14,459)
Exchange difference on transaction of financial statements of foreign operations								(1,838)	(1,838)		(1,838)
Total comprehensive loss for the period							(14,340)	(1,838)	(16,178)	(119)	(16,297)
Issuance of new shares for equity financing	58,929								58,929		58,929
Share-based compensation expense	738			48,722					49,460		49,460
Conversion of long-term notes into common shares	3,684								3,684		3,684
Balance at Dec. 31, 2023	¥ 827,406	¥ (507,235)	¥ 58,989	¥ 178,815	¥ 135,343	¥ 61,266	¥ (655,078)	¥ (2,564)	¥ 96,942	¥ 5,299	¥ 102,241